Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets [Abstract]
ROU lease assets	$ 13,576,694	$ 13,921,825
Operating lease liabilities – current	2,145,319	1,770,398
Operating lease liabilities – non-current	11,970,348	12,620,070
Total operating lease liabilities	$ 14,115,667	$ 14,390,468